LOANS, 2014 and 2018 Notes (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)
Issuance of notes [Abstract]
Repurchase of note	[1]	$ 1,328,029		$ 125,951
Cancellation and redemption of note		$ 4,796,243		$ 0
2014 EMTN Program [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount			$ 400,000,000
2014 Note [Member]
Issuance of notes [Abstract]
Principal amount			$ 255,451,506
Interest rate			9.625%
Frequency of interest payment		Semiannual, payable el May 14 and November 14 of each year	Semiannual, payable el May 14 and November 14 of each year
Guarantor		None	None
Percentage of cash flows discounted at an effective rate			10.126%
Repurchase of note			$ 86,511,165
Cancellation and redemption of note			$ 120,786,581
2014 Note [Member] | May 14, 2014 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			25.00%
2014 Note [Member] | May 14, 2018 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			25.00%
2014 Note [Member] | May 14, 2019 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			25.00%
2014 Note [Member] | May 14, 2020 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			25.00%
2018 Note [Member]
Issuance of notes [Abstract]
Principal amount			$ 500,000,000
Interest rate			6.75%
Issuance price			99.725%
Frequency of interest payment		Semiannual, payable el May 2 and November 2 of each year	Semiannual, payable el May 2 and November 2 of each year
Guarantor		None	None
Percentage of cash flows discounted at an effective rate			7.088%
2018 Note [Member] | May 2, 2025 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			100.00%
2018 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount			$ 700,000,000

[1]	For the years ended on December 31, 2018 and 2017, Ps. 101,968 and Ps. 66,075 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).